SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—34.5%			Real Estate Investment Trusts (REITs) (Continued)
Consumer Discretionary—5.8%			SL Green Realty Corp.	6,340	$ 518,295
Automobiles—0.2%					3,022,317
General Motors Co.	10,091	$ 378,211	Health Care—4.6%
Entertainment—0.3%			Biotechnology—0.3%
Zynga, Inc., Cl. A1	106,890	622,100	uniQure NV1	5,100	200,736
Hotels, Restaurants & Leisure—0.8%			Vertex Pharmaceuticals, Inc.[1]	2,790	472,682
Cedar Fair LP	5,485	320,104			673,418
McDonald's Corp.	5,300	1,137,963	Health Care Equipment & Supplies—1.7%
		1,458,067	Becton Dickinson & Co.	2,550	645,048
Household Durables—0.3%			Boston Scientific Corp.1	15,750	640,868
DR Horton, Inc.	10,580	557,672	CryoPort, Inc.[1]	16,840	275,418
			Intuitive Surgical, Inc.[1]	1,380	745,103
Interactive Media & Services—1.2%			Zimmer Biomet Holdings, Inc.	6,590	904,609
Facebook, Inc., Cl. A1	10,090	1,796,827			3,211,046
Snap, Inc., Cl. A1	33,890	535,462
		2,332,289	Health Care Providers & Services—0.4%
			Anthem, Inc.	3,110	746,711
Internet & Catalog Retail—1.0%
Amazon.com, Inc.[1]	1,090	1,892,142	Health Care Technology—0.2%
			Teladoc Health, Inc.[1]	5,340	361,625
Specialty Retail—1.6%
Burlington Stores, Inc.[1]	4,490	897,192	Pharmaceuticals—2.0%
CarMax, Inc.[1]	9,070	798,160	AstraZeneca plc, Sponsored ADR	12,000	534,840
Home Depot, Inc. (The)	5,770	1,338,755	Bayer AG, Sponsored ADR	39,950	706,715
		3,034,107	Johnson & Johnson	10,160	1,314,501
			Merck & Co., Inc.	14,100	1,186,938
Textiles, Apparel & Luxury Goods—0.4%			TherapeuticsMD, Inc.[1]	30,050	109,082
NIKE, Inc., Cl. B	8,910	836,827			3,852,076
Consumer Staples—2.0%			Industrials—3.1%
Beverages—0.6%			Aerospace & Defense—0.8%
Coca-Cola Co. (The)	21,420	1,166,105	Boeing Co. (The)	1,830	696,260
Food & Staples Retailing—0.9%			Lockheed Martin Corp.	2,250	877,635
Walmart, Inc.	14,850	1,762,398			1,573,895
Household Products—0.5%			Airlines—0.2%
Procter & Gamble Co. (The)	7,430	924,143	Spirit Airlines, Inc.[1]	10,570	383,691
Energy—1.8%			Commercial Services & Supplies—0.6%
Energy Equipment & Services—0.3%			ACCO Brands Corp.	35,660	351,964
Schlumberger Ltd.	15,410	526,560	IAA, Inc.[1]	7,380	307,968
			Republic Services, Inc., Cl. A	5,920	512,376
Oil, Gas & Consumable Fuels—1.5%					1,172,308
Cabot Oil & Gas Corp.	18,270	321,004
EQT Corp.	37,169	395,478	Industrial Conglomerates—0.4%
Exxon Mobil Corp.	21,820	1,540,710	Honeywell International, Inc.	4,086	691,351
Shell Midstream Partners LP	29,695	607,263	Machinery—0.2%
		2,864,455	Stanley Black & Decker, Inc.	3,200	462,112
Financials—6.9%			Professional Services—0.2%
Capital Markets—0.6%			Korn Ferry	12,820	495,365
Intercontinental Exchange, Inc.	12,900	1,190,283
			Road & Rail—0.4%
Commercial Banks—3.3%			Canadian Pacific Railway Ltd.	3,140	698,524
Citigroup, Inc.	11,360	784,749
East West Bancorp, Inc.	21,220	939,834	Trading Companies & Distributors—0.3%
IBERIABANK Corp.	7,010	529,535	Fastenal Co.	16,040	524,027
JPMorgan Chase & Co.	21,510	2,531,512	Information Technology—7.3%
Signature Bank (New York)	2,860	340,969	Communications Equipment—0.6%
SVB Financial Group[1]	5,240	1,094,898	Motorola Solutions, Inc.	7,180	1,223,544
		6,221,497	IT Services—1.7%
Insurance—1.4%			Accenture plc, Cl. A	3,830	736,700
American International Group, Inc.	12,200	679,540	Fiserv, Inc.[1]	6,281	650,649
Arthur J. Gallagher & Co.	4,190	375,298	Mastercard, Inc., Cl. A	5,440	1,477,341
Fidelity National Financial, Inc.	17,030	756,303	Perspecta, Inc.	16,597	433,514
Progressive Corp. (The)	12,480	964,080			3,298,204
		2,775,221	Semiconductors & Semiconductor Equipment—1.8%
Real Estate Investment Trusts (REITs)—1.6%			Applied Materials, Inc.	18,890	942,611
AGNC Investment Corp.	31,530	507,318	NVIDIA Corp.	6,370	1,108,826
EPR Properties	8,940	687,128	QUALCOMM, Inc.	8,550	652,194
Prologis, Inc.	15,367	1,309,576

1 INVESCO OPPENHEIMER V.I. CONSERVATIVE BALANCED FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Principal
Semiconductors & Semiconductor Equipment (Continued)				Amount	Value
Texas Instruments, Inc.	5,860	$ 757,346	Auto Loans/Leases (Continued)
		3,460,977	CIG Auto Receivables Trust, Series
			2017-1A, Cl. A, 2.71%, 5/15/23[2]	$28,625	$ 28,657
Software—2.2%			CPS Auto Receivables Trust:
Microsoft Corp.	23,140	3,217,154	Series 2018-A,Cl. B, 2.77%, 4/18/22[2]	145,000	145,254
Q2 Holdings, Inc.[1]	4,970	391,984	Series 2018-B,Cl. B, 3.23%, 7/15/22[2]	155,000	155,769
ServiceNow, Inc.[1]	2,110	535,623	CPS Auto Trust, Series 2017-A, Cl. B,
		4,144,761	2.68%, 5/17/21[2]	4,219	4,219
Technology Hardware, Storage & Peripherals—1.0%			Credit Acceptance Auto Loan Trust:
Apple, Inc.	5,950	1,332,622	Series 2017-3A,Cl. C, 3.48%,
Western Digital Corp.	8,760	522,446	10/15/26[2]	220,000	223,459
		1,855,068	Series 2018-1A,Cl. B, 3.60%, 4/15/27[2]	170,000	173,625
			Series 2018-1A,Cl. C, 3.77%, 6/15/27[2]	250,000	255,563
Materials—0.4%			Series 2018-2A,Cl. C, 4.16%, 9/15/27[2]	160,000	166,262
Chemicals—0.1%			Series 2018-3A,Cl. C, 4.04%,
Valvoline, Inc.	15,300	337,059	12/15/27[2]	220,000	228,334
Metals & Mining—0.3%			Series 2019-1A,Cl. B, 3.75%, 4/17/28[2]	100,000	103,540
Compass Minerals International, Inc.	9,440	533,266	Series 2019-1A,Cl. C, 3.94%, 6/15/28[2]	105,000	108,907
Telecommunication Services—1.2%			Drive Auto Receivables Trust:
Diversified Telecommunication Services—0.8%			Series 2017-1,Cl. D, 3.84%, 3/15/23	360,000	364,159
ORBCOMM, Inc.[1]	375	1,785	Series 2018-1,Cl. D, 3.81%, 5/15/24	160,000	162,975
Verizon Communications, Inc.	26,070	1,573,585	Series 2018-2,Cl. D, 4.14%, 8/15/24	230,000	235,553
		1,575,370	Series 2018-3,Cl. D, 4.30%, 9/16/24	215,000	221,042
			Series 2018-5,Cl. C, 3.99%, 1/15/25	210,000	216,126
Wireless Telecommunication Services—0.4%			Series 2019-1,Cl. C, 3.78%, 4/15/25	340,000	347,118
T-Mobile US, Inc.[1]	8,070	635,674	Series 2019-3,Cl. D, 3.18%, 10/15/26	210,000	213,783
Utilities—1.4%			Series 2019-4,Cl. D, 2.70%, 2/16/27	85,000	85,095
Electric Utilities—0.4%			DT Auto Owner Trust:
Duke Energy Corp.	8,430	808,100	Series 2016-4A,Cl. E, 6.49%, 9/15/23[2]	75,000	77,339
			Series 2017-1A,Cl. D, 3.55%,
Gas Utilities—0.3%			11/15/22[2]	150,000	151,015
Suburban Propane Partners LP	22,085	521,868	Series 2017-2A,Cl. D, 3.89%, 1/15/23[2]	180,000	181,418
Multi-Utilities—0.7%			Series 2017-3A,Cl. D, 3.58%, 5/15/23[2]	75,000	75,702
Avista Corp.	7,410	358,941	Series 2017-3A,Cl. E, 5.60%, 8/15/24[2]	195,000	203,486
Dominion Energy, Inc.	11,260	912,510	Series 2017-4A,Cl. D, 3.47%, 7/17/23[2]	205,000	206,577
		1,271,451	Series 2017-4A,Cl. E, 5.15%,
Total Common Stocks (Cost $54,474,745)		66,075,885	11/15/24[2]	225,000	232,483
	Principal		Series 2018-3A,Cl. B, 3.56%, 9/15/22[2]	270,000	273,297
	Amount		Series 2018-3A,Cl. C, 3.79%, 7/15/24[2]	105,000	107,273
Asset-Backed Securities—10.1%			Series 2019-2A,Cl. D, 3.48%, 2/18/25[2]	130,000	132,941
Auto Loans/Leases—7.4%			Series 2019-3A,Cl. D, 2.96%, 4/15/25[2]	75,000	75,552
American Credit Acceptance Receivables Trust:			Exeter Automobile Receivables Trust:
Series 2017-4,Cl. C, 2.94%, 1/10/24[2]	$143,036	143,293	Series 2018-1A,Cl. B, 2.75%, 4/15/22[2]	91,150	91,218
Series 2017-4,Cl. D, 3.57%, 1/10/24[2]	246,000	249,183	Series 2018-4A,Cl. B, 3.64%,
Series 2018-2,Cl. C, 3.70%, 7/10/24[2]	275,000	277,510	11/15/22[2]	220,000	222,013
Series 2018-3,Cl. B, 3.49%, 6/13/22[2]	80,000	80,265	Series 2019-1A,Cl. D, 4.13%,
Series 2018-3,Cl. D, 4.14%, 10/15/24[2]	25,000	25,620	12/16/24[2]	255,000	265,019
Series 2018-4,Cl. C, 3.97%, 1/13/25[2]	180,000	183,062	Series 2019-2A,Cl. C, 3.30%, 3/15/24[2]	322,000	327,759
Series 2019-2,Cl. D, 3.41%, 6/12/25[2]	140,000	142,114	Flagship Credit Auto Trust, Series 2016-
Series 2019-3,Cl. C, 2.76%, 9/12/25[2]	155,000	155,983	1, Cl. C, 6.22%, 6/15/22[2]	380,000	392,707
			GLS Auto Receivables Trust, Series
AmeriCredit Automobile Receivables Trust:			2018-1A, Cl. A, 2.82%, 7/15/22[2]	136,717	137,109
Series 2017-2,Cl. D, 3.42%, 4/18/23	320,000	326,548	GM Financial Automobile Leasing Trust:
Series 2017-4,Cl. D, 3.08%, 12/18/23	205,000	209,054	Series 2017-3,Cl. C, 2.73%, 9/20/21	120,000	120,134
Series 2018-3,Cl. C, 3.74%, 10/18/24	260,000	271,837	Series 2018-2,Cl. C, 3.50%, 4/20/22	145,000	146,751
Series 2019-2,Cl. C, 2.74%, 4/18/25	100,000	101,015	Navistar Financial Dealer Note Master Owner Trust II:
Series 2019-2,Cl. D, 2.99%, 6/18/25	270,000	274,685	Series 2019-1,Cl. C, 2.968%
Series 2019-3,Cl. D, 2.58%, 9/18/25	130,000	130,365	[US0001M+95], 5/25/24[2,3]	25,000	25,034
Capital Auto Receivables Asset Trust:			Series 2019-1,Cl. D, 3.468%
Series 2017-1,Cl. D, 3.15%, 2/20/25[2]	40,000	40,554	[US0001M+145], 5/25/24[2,3]	25,000	24,994
Series 2018-2,Cl. B, 3.48%, 10/20/23[2]	125,000	126,718	Prestige Auto Receivables Trust, Series
Series 2018-2,Cl. C, 3.69%, 12/20/23[2]	120,000	121,828	2019-1A, Cl. C, 2.70%, 10/15/24[2]	115,000	116,154
CarMax Auto Owner Trust:			Santander Drive Auto Receivables Trust:
Series 2015-3,Cl. D, 3.27%, 3/15/22	330,000	330,390	Series 2017-1,Cl. E, 5.05%, 7/15/24[2]	410,000	422,750
Series 2016-1,Cl. D, 3.11%, 8/15/22	220,000	220,529	Series 2017-3,Cl. D, 3.20%, 11/15/23	295,000	298,796
Series 2017-1,Cl. D, 3.43%, 7/17/23	245,000	248,454	Series 2018-1,Cl. D, 3.32%, 3/15/24	110,000	111,415
Series 2017-4,Cl. D, 3.30%, 5/15/24	110,000	111,631	Series 2018-2,Cl. D, 3.88%, 2/15/24	170,000	173,181
Series 2018-1,Cl. D, 3.37%, 7/15/24	75,000	76,328	Series 2018-5,Cl. C, 3.81%, 12/16/24	225,000	229,215
Series 2018-4,Cl. C, 3.85%, 7/15/24	90,000	94,212	Series 2019-2,Cl. D, 3.22%, 7/15/25	195,000	199,032

2 INVESCO OPPENHEIMER V.I. CONSERVATIVE BALANCED FUND

	Principal			Principal
	Amount	Value		Amount	Value
Auto Loans/Leases (Continued)			Mortgage-Backed Obligations—21.0%
Santander Drive Auto Receivables Trust: (Continued)			Agency—13.1%
Series 2019-3,Cl. D, 2.68%, 10/15/25	$165,000	$ 165,814	U.S. Agency Securities—13.1%
Santander Retail Auto Lease Trust:			Ameriquest Mortgage Securities, Inc.
Series 2019-A,Cl. C, 3.30%, 5/22/23[2]	320,000	326,583	Asset-Backed Pass-Through Certificates,
Series 2019-B,Cl. C, 2.77%, 8/21/23[2]	115,000	115,736	Series 2005-R5, Cl. M2, 2.708%
United Auto Credit Securitization Trust:			[US0001M+69], 7/25/35[3]	$28,497	$ 28,587
Series 2018-1,Cl. C, 3.05%, 9/10/21[2]	141,342	141,423	Federal Home Loan Mortgage Corp. Gold Pool:
Series 2019-1,Cl. C, 3.16%, 8/12/24[2]	150,000	150,872	5.00%, 12/1/34	1,719	1,882
Veros Automobile Receivables Trust,			5.50%, 9/1/39	186,254	209,323
Series 2017-1, Cl. A, 2.84%, 4/17/23[2]	6,306	6,306	6.50%, 7/1/28-4/1/34	14,353	16,011
Westlake Automobile Receivables Trust:			7.00%, 10/1/31-10/1/37	51,484	58,608
Series 2017-2A,Cl. E, 4.63%, 7/15/24[2]	320,000	326,937	9.00%, 8/1/22-5/1/25	630	678
Series 2018-1A,Cl. D, 3.41%, 5/15/23[2]	315,000	318,285	Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 2018-3A,Cl. B, 3.32%,			Series 183,Cl. IO, 99.999%, 4/1/27[4]	36,919	5,822
10/16/23[2]	252,000	253,950	Series 192,Cl. IO, 99.999%, 2/1/28[4]	9,804	1,480
		14,206,888	Series 243,Cl. 6, 6.924%, 12/15/32[4]	28,783	4,806
Credit Cards—1.0%			Series 304,Cl. C31, 8.462%, 12/15/27[4]	137,842	10,215
World Financial Network Credit Card Master Trust:			Series 304,Cl. C45, 8.155%, 12/15/27[4]	109,850	7,817
Series 2018-A,Cl. A, 3.07%, 12/16/24	540,000	546,885	Series 304,Cl. C47, 4.897%, 12/15/27[4]	63,117	4,955
Series 2018-B,Cl. A, 3.46%, 7/15/25	245,000	251,129	Federal Home Loan Mortgage Corp.,
			Mtg.-Linked Amortizing Global Debt
Series 2018-C,Cl. A, 3.55%, 8/15/25	490,000	504,914	Securities, Series 2012-1, Cl. A10,
Series 2019-A,Cl. A, 3.14%, 12/15/25	75,000	76,755	2.06%, 1/15/22	103,172	103,470
Series 2019-B,Cl. A, 2.49%, 4/15/26	260,000	262,294	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
Series 2019-C,Cl. A, 2.21%, 7/15/26	225,000	224,706	Interest-Only Stripped Mtg.-Backed Security:
		1,866,683	Series K734,Cl. X1, 0.00%, 2/25/26[4,5]	2,069,269	75,115
Home Equity Loans—0.1%			Series KC02,Cl. X1, 0.00%, 3/25/24[4,5]	4,860,812	78,382
CNH Equipment Trust, Series 2017-C,			Federal Home Loan Mortgage Corp.,
Cl. B, 2.54%, 5/15/25	70,000	70,825	Principal-Only Stripped Mtg.-Backed
Leases—0.7%			Security, Series 176, Cl. PO, 4.198%,
			6/1/26[6]	10,322	9,700
CCG Receivables Trust:			Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass
Series 2017-1,Cl. B, 2.75%, 11/14/23[2]	250,000	250,357	Pass-Through Certificates:
Series 2018-1,Cl. B, 3.09%, 6/16/25[2]	90,000	90,983	Series 2427,Cl. ZM, 6.50%, 3/15/32	64,584	72,358
Series 2018-1,Cl. C, 3.42%, 6/16/25[2]	25,000	25,352	Series 2461,Cl. PZ, 6.50%, 6/15/32	26,708	30,083
Series 2018-2,Cl. C, 3.87%, 12/15/25[2]	60,000	61,885	Series 2626,Cl. TB, 5.00%, 6/15/33	38,294	40,284
Series 2019-1,Cl. B, 3.22%, 9/14/26[2]	170,000	174,495	Series 2635,Cl. AG, 3.50%, 5/15/32	22,139	22,934
Series 2019-1,Cl. C, 3.57%, 9/14/26[2]	40,000	40,971	Series 3025,Cl. SJ, 17.316% [-3.6667 x
CNH Equipment Trust, Series 2019-A,			LIBOR01M+2,475], 8/15/35[3]	9,966	13,912
Cl. A4, 3.22%, 1/15/26	120,000	124,773	Series 3030,Cl. FL, 2.428%
Dell Equipment Finance Trust:			[LIBOR01M+40], 9/15/35[3]	52,259	52,293
Series 2017-2,Cl. B, 2.47%, 10/24/22[2]	75,000	75,101	Series 3822,Cl. JA, 5.00%, 6/15/40	10,990	11,106
Series 2018-1,Cl. B, 3.34%, 6/22/23[2]	90,000	91,337	Series 3857,Cl. GL, 3.00%, 5/15/40	2,985	3,034
Series 2019-1,Cl. C, 3.14%, 3/22/24[2]	330,000	335,651	Series 4221,Cl. HJ, 1.50%, 7/15/23	259,743	257,489
Element Rail Leasing I LLC, Series			Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass
2014-1A, Cl. A1, 2.299%, 4/19/44[2]	83,215	83,226	Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
		1,354,131	Series 2130,Cl. SC, 75.206%, 3/15/29[4]	26,857	4,473
Loans—0.9%			Series 2796,Cl. SD, 55.879%, 7/15/26[4]	47,111	6,342
Ford Credit Floorplan Master Owner			Series 2920,Cl. S, 15.987%, 1/15/35[4]	269,085	48,607
Trust A, Series 2019-3, Cl. A2, 2.65%			Series 3397,Cl. GS, 0.00%, 12/15/37[4,5]	17,322	3,819
[US0001M+60], 9/15/24[3]	550,000	550,497	Series 3424,Cl. EI, 0.00%, 4/15/38[4,5]	6,734	844
GMF Floorplan Owner Revolving Trust:			Series 3450,Cl. BI, 14.14%, 5/15/38[4]	50,787	9,785
Series 2018-3,Cl. B, 3.49%, 9/15/22[2]	250,000	252,686	Series 3606,Cl. SN, 16.276%,
Series 2018-3,Cl. C, 3.68%, 9/15/22[2]	210,000	212,244	12/15/39[4]	25,306	4,186
Series 2018-4,Cl. B, 3.68%, 9/15/23[2]	210,000	215,657	Series 4057,Cl. QI, 5.238%, 6/15/27[4]	448,611	31,516
Series 2018-4,Cl. C, 3.88%, 9/15/23[2]	265,000	272,362	Series 4146,Cl. AI, 9.358%, 12/15/27[4]	174,621	12,723
Navistar Financial Dealer Note Master Owner Trust II:			Series 4205,Cl. AI, 6.958%, 5/15/28[4]	110,826	7,023
Series 2018-1,Cl. A, 2.648%			Series 4316,Cl. JS, 0.00%, 1/15/44[4,5]	183,387	22,604
[US0001M+63], 9/25/23[2,3]	115,000	115,170	Series 4818,Cl. BI, 0.00%, 3/15/45[4,5]	194,129	19,641
Series 2018-1,Cl. B, 2.818%			Federal National Mortgage Assn. Pool:
[US0001M+80], 9/25/23[2,3]	135,000	135,148	5.00%, 3/1/21	62	64
		1,753,764	5.50%, 9/1/20	289	291
Total Asset-Backed Securities (Cost			6.00%, 3/1/37	83,632	95,108
$18,954,384)		19,252,291	7.00%, 10/1/35	2,960	2,963
			7.50%, 1/1/33	38,918	45,378
			8.50%, 7/1/32	1,205	1,218
			Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
			Series 222,Cl. 2, 99.999%, 6/25/23[4]	55,363	5,270

3 INVESCO OPPENHEIMER V.I. CONSERVATIVE BALANCED FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal			Principal
	Amount	Value		Amount	Value
U.S. Agency Securities (Continued)			U.S. Agency Securities (Continued)
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:			Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass
(Continued)			Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 233,Cl. 2, 60.996%, 8/25/23[4]	$32,976	$ 2,976	Series 2003-46,Cl. IH, 0.00%,
Series 252,Cl. 2, 99.999%, 11/25/23[4]	47,652	4,858	6/25/23[4,5]	$83,539	$ 5,841
Series 319,Cl. 2, 28.122%, 2/25/32[4]	17,042	3,221	Series 2004-54,Cl. DS, 61.413%,
Series 320,Cl. 2, 69.759%, 4/25/32[4]	6,384	1,421	11/25/30[4]	50,222	7,667
Series 321,Cl. 2, 34.446%, 4/25/32[4]	62,100	11,802	Series 2004-56,Cl. SE, 10.861%,
Series 331,Cl. 9, 15.047%, 2/25/33[4]	70,699	13,616	10/25/33[4]	12,981	2,572
Series 334,Cl. 17, 39.772%, 2/25/33[4]	39,297	7,670	Series 2005-14,Cl. SE, 18.388%,
Series 339,Cl. 12, 0.00%, 6/25/33[4,5]	50,910	10,084	3/25/35[4]	25,239	3,929
Series 339,Cl. 7, 0.00%, 11/25/33[4,5]	150,871	27,874	Series 2005-40,Cl. SA, 27.481%,
Series 343,Cl. 13, 0.00%, 9/25/33[4,5]	57,499	10,728	5/25/35[4]	134,932	23,895
Series 345,Cl. 9, 0.00%, 1/25/34[4,5]	51,780	9,021	Series 2005-52,Cl. JH, 28.091%,
Series 351,Cl. 10, 0.00%, 4/25/34[4,5]	6,781	1,229	5/25/35[4]	351,247	51,407
Series 351,Cl. 8, 0.00%, 4/25/34[4,5]	24,108	4,428	Series 2005-93,Cl. SI, 4.331%,
Series 356,Cl. 10, 0.00%, 6/25/35[4,5]	16,669	2,731	10/25/35[4]	32,142	5,622
Series 356,Cl. 12, 0.00%, 2/25/35[4,5]	8,995	1,533	Series 2007-88,Cl. XI, 0.00%,
Series 362,Cl. 13, 0.00%, 8/25/35[4,5]	63,065	12,045	6/25/37[4,5]	63,925	13,419
Series 364,Cl. 16, 0.00%, 9/25/35[4,5]	45,931	8,327	Series 2008-55,Cl. SA, 0.00%,
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass			7/25/38[4,5]	17,097	1,927
Pass-Through Certificates:			Series 2009-8,Cl. BS, 0.00%, 2/25/24[4,5]	174	10
Series 1998-61,Cl. PL, 6.00%,			Series 2011-96,Cl. SA, 8.975%,
11/25/28	25,865	28,728	10/25/41[4]	86,199	15,209
Series 2003-130,Cl. CS, 10.063% [-2 x			Series 2012-121,Cl. IB, 7.457%,
LIBOR01M+1,410], 12/25/33[3]	744	771	11/25/27[4]	191,248	14,729
Series 2005-104,Cl. MC, 5.50%,			Series 2012-134,Cl. SA, 0.254%,
12/25/25	82,729	86,398	12/25/42[4]	342,673	62,462
Series 2005-31,Cl. PB, 5.50%, 4/25/35	250,000	280,594	Series 2012-40,Cl. PI, 22.278%,
Series 2005-73,Cl. DF, 2.268%			4/25/41[4]	169,976	16,552
[LIBOR01M+25], 8/25/35[3]	38,048	38,009	Series 2015-57,Cl. LI, 6.03%, 8/25/35[4]	418,853	54,829
Series 2006-11,Cl. PS, 17.166%			Series 2016-45,Cl. MI, 7.894%,
[-3.6667 x LIBOR01M+2,456.67],			7/25/46[4]	120,092	22,281
3/25/36[3]	41,259	62,904	Series 2017-60,Cl. LI, 0.00%,
Series 2006-46,Cl. SW, 16.799%			8/25/47[4,5]	227,229	22,815
[-3.6665 x LIBOR01M+2,419.92],			Series 2017-66,Cl. AS, 0.00%,
6/25/36[3]	26,392	39,512	9/25/47[4,5]	1,017,279	154,083
Series 2006-50,Cl. KS, 16.799%			Series 2018-16,Cl. NI, 0.652%,
[-3.6667 x LIBOR01M+2,420],			12/25/44[4]	98,177	9,231
6/25/36[3]	5,118	7,522	Series 2018-69,Cl. CI, 0.00%,
Series 2009-113,Cl. DB, 3.00%,			10/25/46[4,5]	185,684	9,856
12/25/20	1,155	1,152	Federal National Mortgage Assn.,
Series 2009-36,Cl. FA, 2.958%			Real Estate Mtg. Investment Conduit
[LIBOR01M+94], 6/25/37[3]	19,328	19,817	Multiclass Pass-Through Certificates,
Series 2010-43,Cl. KG, 3.00%, 1/25/21	1,927	1,928	Principal-Only Stripped Mtg.-Backed
Series 2011-15,Cl. DA, 4.00%, 3/25/41	11,075	11,573	Security, Series 1993-184, Cl. M,
Series 2011-3,Cl. EL, 3.00%, 5/25/20	492	491	5.343%, 9/25/23[6]	20,627	19,797
Series 2011-3,Cl. KA, 5.00%, 4/25/40	69,744	73,192	Federal National Mortgage Assn., TBA:
Series 2011-82,Cl. AD, 4.00%, 8/25/26	10,459	10,498	2.50%, 10/1/48[7]	1,435,000	1,447,472
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass			3.00%, 10/1/34-10/1/48[7]	7,320,000	7,440,749
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:			3.50%, 10/1/49[7]	5,645,000	5,792,079
Series 2001-65,Cl. S, 21.458%,			4.50%, 10/1/49[7]	3,320,000	3,496,634
11/25/31[4]	65,480	11,532	FREMF Mortgage Trust:
Series 2001-81,Cl. S, 24.121%,			Series 2013-K25,Cl. C, 3.744%,
1/25/32[4]	16,135	2,872	11/25/45[2,8]	60,000	61,883
Series 2002-47,Cl. NS, 19.703%,			Series 2013-K26,Cl. C, 3.721%,
4/25/32[4]	47,173	9,286	12/25/45[2,8]	40,000	40,965
Series 2002-51,Cl. S, 19.923%,			Series 2013-K28,Cl. C, 3.609%,
8/25/32[4]	43,316	8,531	6/25/46[2,8]	450,000	464,115
Series 2002-77,Cl. SH, 31.664%,			Series 2013-K712,Cl. C, 3.401%,
12/18/32[4]	22,846	3,951	5/25/45[2,8]	75,000	74,954
Series 2002-84,Cl. SA, 13.204%,			Series 2013-K713,Cl. C, 3.261%,
12/25/32[4]	60,638	11,035	4/25/46[2,8]	275,000	275,357
Series 2002-9,Cl. MS, 25.378%,			Series 2014-K715,Cl. C, 4.258%,
3/25/32[4]	17,851	3,573	2/25/46[2,8]	180,000	183,014
Series 2003-33,Cl. SP, 15.831%,			Government National Mortgage Assn. I Pool:
5/25/33[4]	67,951	14,921	7.00%, 1/15/24	6,844	6,856
Series 2003-4,Cl. S, 10.37%, 2/25/33[4]	36,479	7,723	7.50%, 1/15/23-6/15/24	10,951	11,142
			8.00%, 4/15/23	4,360	4,477

4 INVESCO OPPENHEIMER V.I. CONSERVATIVE BALANCED FUND

	Principal			Principal
	Amount	Value		Amount	Value
U.S. Agency Securities (Continued)			Collateralized Mortgage Obligations (Continued)
Government National Mortgage Assn. II			FREMF Mortgage Trust:
Pool, TBA, 3.50%, 10/1/48[7]	$2,670,000	$2,766,683	Series 2010-K6,Cl. B, 5.539%,
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:			12/25/46[2,8]	$60,000	$60,340
Series 2002-15,Cl. SM, 82.878%,			Series 2013-K27,Cl. C, 3.615%,
2/16/32[4]	65,187	210	1/25/46[2,8]	110,000	113,343
Series 2002-76,Cl. SY, 0.00%,			Government National Mortgage Assn.,
12/16/26[4,5]	111,832	281	Interest-Only Stripped Mtg.-Backed
Series 2011-52,Cl. HS, 20.831%,			Security, Series 2007-17, Cl. AI,
4/16/41[4]	110,223	17,531	44.777%, 4/16/37[4]	229,618	36,149
Series 2017-136,Cl. LI, 5.923%,			JP Morgan Chase Commercial Mortgage Securities Trust:
9/16/47[4]	372,871	62,649	Series 2013-C10,Cl. AS, 3.372%,
Series 2017-149,Cl. GS, 2.421%,			12/15/47	325,000	334,988
10/16/47[4]	391,046	60,850	Series 2014-C20,Cl. AS, 4.043%,
		25,038,310	7/15/47	245,000	260,557
CMOs—2.0%			RBSSP Resecuritization Trust, Series
Collateralized Mortgage Obligations—2.0%			2010-1, Cl. 2A1, 4.392%, 7/26/45[2,8]	8,585	8,834
Banc of America Mortgage Trust, Series			Structured Agency Credit Risk Debt Nts.:
2004-E, Cl. 2A6, 4.792%, 6/25/34[8]	36,184	36,615	Series 2014-DN1,Cl. M2, 4.218%
BANK, Interest-Only Stripped Mtg.-			[US0001M+220], 2/25/24[3]	30,428	30,795
Backed Security, Series 2019-BN16, Cl.			Series 2014-DN3,Cl. M3, 6.018%
XA, 13.398%, 2/15/52[4]	1,575,165	114,495	[US0001M+400], 8/25/24[3]	170,904	180,743
Bear Stearns ARM Trust, Series 2006-			Series 2014-HQ2,Cl. M3, 5.768%
1, Cl. A1, 4.91% [H15T1Y+225],			[US0001M+375], 9/25/24[3]	335,000	363,079
2/25/36[3]	94,245	96,982	Series 2015-HQA2,Cl. M2, 4.818%
COMM Mortgage Trust, Series 2014-			[US0001M+280], 5/25/28[3]	2,455	2,471
CR20, Cl. ASB, 3.305%, 11/10/47	70,000	72,087	Wells Fargo Mortgage-Backed Securities Trust:
Connecticut Avenue Securities:			Series 2005-AR1,Cl. 1A1, 5.084%,
Series 2014-C01,Cl. M2, 6.418%			2/25/35[8]	8,275	8,612
[US0001M+440], 1/25/24[3]	282,874	307,493	Series 2006-AR2,Cl. 2A3, 4.991%,
Series 2014-C02,Cl. 1M2, 4.618%			3/25/36[8]	11,333	11,632
[US0001M+260], 5/25/24[3]	110,547	115,349	WF-RBS Commercial Mortgage Trust,
Series 2014-C03,Cl. 1M2, 5.018%			Series 2013-C14, Cl. AS, 3.488%,
[US0001M+300], 7/25/24[3]	285,506	299,990	6/15/46	155,000	160,892
Series 2014-C04,Cl. 2M2, 7.018%					3,803,583
[US0001M+500], 11/25/24[3]	317,545	339,817	Non-Agency—5.9%
Series 2016-C03,Cl. 1M1, 4.018%			Adjustable-Rate Mortgages—5.9%
[US0001M+200], 10/25/28[3]	24,777	24,853	Alternative Loan Trust, Series 2005-
Series 2016-C06,Cl. 1M2, 6.268%			29CB, Cl. A4, 5.00%, 7/25/35	172,202	150,114
[US0001M+425], 4/25/29[3]	280,000	299,678	Banc of America Funding Trust:
Series 2018-C06,Cl. 2M1, 2.568%			Series 2007-1,Cl. 1A3, 6.00%, 1/25/37	38,175	37,676
[US0001M+55], 3/25/31[3]	24,470	24,466	Series 2007-C,Cl. 1A4, 4.577%,
Federal Home Loan Mortgage Corp.,			5/20/36[8]	12,627	12,682
Multifamily Structured Pass Through			Series 2014-R7,Cl. 3A1, 4.991%,
Certificates, Series K735, Cl. X1,			3/26/36[2,8]	16,705	16,829
0.00%, 5/25/26[4,5]	2,144,674	120,989	BCAP LLC Trust, Series 2011-R11,
Federal Home Loan Mortgage Corp.,			Cl. 18A5, 4.69% [H15T1Y+210],
Multifamily Structured Pass-Through			9/26/35[2,3]	392	392
Certificates, Interest-Only Stripped			Bear Stearns ARM Trust, Series 2005-
Mtg.-Backed Security, Series K093, Cl.			9, Cl. A1, 4.27% [H15T1Y+230],
X1, 0.00%, 5/25/29[4,5]	1,654,283	129,487	10/25/35[3]	263,716	272,056
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass			Benchmark Mortgage Trust, Interest-
Pass-Through Certificates:			Only Commercial Mtg. Pass-Through
Series 3010,Cl. WB, 4.50%, 7/15/20	842	843	Certificates, Series 2018-B1, Cl. XA,
Series 3848,Cl. WL, 4.00%, 4/15/40	42,199	42,954	14.698%, 1/15/51[4]	2,188,593	77,143
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass			CD Mortgage Trust, Interest-Only
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:			Commercial Mtg. Pass-Through
Series 2922,Cl. SE, 21.255%, 2/15/35[4]	15,971	2,607	Certificates, Series 2017-CD6, Cl. XA,
Series 2981,Cl. AS, 2.658%, 5/15/35[4]	130,676	18,974	14.97%, 11/13/50[4]	875,378	47,852
Federal National Mortgage Assn.,			Chase Mortgage Finance Trust, Series
Real Estate Mtg. Investment Conduit			2005-A2, Cl. 1A3, 4.339%, 1/25/36[8]	88,803	88,241
Multiclass Pass-Through Certificates,			CHL Mortgage Pass-Through Trust:
Series 2014-20, Cl. HL, 1.50%, 1/25/40	170,313	168,673	Series 2005-26,Cl. 1A8, 5.50%,
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass			11/25/35	49,728	46,368
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:			Series 2006-6,Cl. A3, 6.00%, 4/25/36	32,081	26,292
Series 2002-52,Cl. SD, 56.744%,			Citigroup Commercial Mortgage Trust,
9/25/32[4]	68,565	13,633	Series 2014-GC21, Cl. AAB, 3.477%,
Series 2005-12,Cl. SC, 25.247%,			5/10/47	99,496	102,630
3/25/35[4]	7,181	1,163

5 INVESCO OPPENHEIMER V.I. CONSERVATIVE BALANCED FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal			Principal
	Amount	Value		Amount	Value
Adjustable-Rate Mortgages (Continued)			Adjustable-Rate Mortgages (Continued)
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through			HomeBanc Mortgage Trust,
Certificates:			Series 2005-3, Cl. A2, 2.328%
Series 2013-GC17,Cl. XA, 0.00%,			[US0001M+31], 7/25/35[3]	$12,882	$12,933
11/10/46[4,5]	$418,124	$15,345	JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2017-C4,Cl. XA, 14.047%,			Series 2013-C16,Cl. AS, 4.517%,
10/12/50[4]	2,343,835	155,035	12/15/46	330,000	357,042
Citigroup Mortgage Loan Trust, Inc.,			Series 2013-LC11,Cl. AS, 3.216%,
Series 2006-AR1, Cl. 1A1, 4.97%			4/15/46	78,000	79,885
[H15T1Y+240], 10/25/35[3]	232,339	233,476	Series 2016-JP3,Cl. A2, 2.435%,
COMM Mortgage Trust:			8/15/49	192,891	192,999
Series 2013-CR6,Cl. AM, 3.147%,			JP Morgan Mortgage Trust:
3/10/46[2]	255,000	261,913	Series 2007-A1,Cl. 5A1, 4.627%,
Series 2014-CR21,Cl. AM, 3.987%,			7/25/35[8]	59,526	61,021
12/10/47	865,000	930,625	Series 2018-8,Cl. A17, 4.00%,
Series 2014-LC15,Cl. AM, 4.198%,			1/25/49[2,8]	50,000	51,714
4/10/47	140,000	149,701	JPMBB Commercial Mortgage Securities Trust:
Series 2014-UBS6,Cl. AM, 4.048%,			Series 2014-C18,Cl. A3, 3.578%,
12/10/47	495,000	528,201	2/15/47	45,436	46,077
COMM Mortgage Trust, Interest-			Series 2014-C24,Cl. B, 4.116%,
Only Stripped Mtg.-Backed Security,			11/15/47[8]	270,000	284,447
Series 2012-CR5, Cl. XA, 23.722%,			Series 2014-C25,Cl. AS, 4.065%,
12/10/45[4]	313,232	13,174	11/15/47	105,000	112,432
Connecticut Avenue Securities:			JPMBB Commercial Mortgage
Series 2014-C03,Cl. 2M2, 4.918%			Securities Trust., Interest-Only Stripped
[US0001M+290], 7/25/24[3]	30,612	31,909	Mtg.-Backed Security, Series 2015-C27,
Series 2016-C01,Cl. 1M2, 8.768%			Cl. XA, 25.422%, 2/15/48[4]	2,762,157	120,184
[US0001M+675], 8/25/28[3]	154,092	169,378	MASTR Adjustable Rate Mortgages
Series 2016-C02,Cl. 1M2, 8.018%			Trust, Series 2004-13, Cl. 2A2,
[US0001M+600], 9/25/28[3]	275,961	301,226	4.791%, 4/21/34[8]	20,886	21,406
Series 2017-C03,Cl. 1M1, 2.968%			Morgan Stanley Bank of America Merrill Lynch Trust:
[US0001M+95], 10/25/29[3]	67,332	67,460	Series 2013-C9,Cl. AS, 3.456%,
Series 2018-C01,Cl. 1M1, 2.618%			5/15/46	240,000	249,209
[US0001M+60], 7/25/30[3]	415,697	415,656	Series 2014-C19,Cl. AS, 3.832%,
Series 2018-C03,Cl. 1M1, 2.698%			12/15/47	720,000	768,684
[US0001M+68], 10/25/30[3]	195,397	195,478	Morgan Stanley Capital I Trust, Series
Series 2018-C05,Cl. 1M1, 2.738%			2011-C2, Cl. A4, 4.661%, 6/15/44[2]	70,000	72,225
[US0001M+72], 1/25/31[3]	83,015	83,068	Morgan Stanley Capital I, Inc., Interest-
Connecticut Avenue Securities Trust,			Only Commercial Mtg. Pass-Through
Series 2019-R02, Cl. 1M1, 2.868%			Certificates, Series 2017-HR2, Cl. XA,
[US0001M+85], 8/25/31[2,3]	234,599	234,856	13.142%, 12/15/50[4]	768,537	41,139
CSMC Mortgage-Backed Trust, Series			Morgan Stanley Re-Remic Trust, Series
2006-6, Cl. 1A4, 6.00%, 7/25/36	108,240	88,329	2012-R3, Cl. 1B, 3.601%, 11/26/36[2,8]	228,521	222,865
Federal Home Loan Mortgage Corp.,			Morgan Stanley Resecuritization Trust,
Series 2018-HQA2, Cl. M1, 2.768%			Series 2013-R9, Cl. 3A, 4.052%,
[US0001M+75], 10/25/48[2,3]	347,865	348,057	6/26/46[2,8]	18,509	18,584
Federal Home Loan Mortgage Corp.,			RALI Trust, Series 2006-QS13, Cl. 1A8,
Multifamily Structured Pass-Through			6.00%, 9/25/36	7,207	6,605
Certificates, Interest-Only Stripped			STACR Trust:
Mtg.-Backed Security, Series KC03, Cl.			Series 2018-DNA2,Cl. M1, 2.818%
X1, 0.00%, 11/25/24[4,5]	2,715,000	63,504	[US0001M+80], 12/25/30[2,3]	332,882	333,305
Federal Home Loan Mortgage Corp.,			Series 2018-DNA3,Cl. M1, 2.768%
STACR Trust, Series 2019-HRP1, Cl. M2,			[US0001M+75], 9/25/48[2,3]	57,571	57,638
3.418% [US0001M+140], 2/25/49[2,3]	60,000	60,079	Series 2018-HRP2,Cl. M2, 3.268%
First Horizon Alternative Mortgage			[US0001M+125], 2/25/47[2,3]	215,000	215,699
Securities Trust, Series 2005-FA8,			Structured Agency Credit Risk Debt Nts.:
Cl. 1A6, 2.668% [US0001M+65],			Series 2016-DNA1,Cl. M2, 5.045%
11/25/35[3]	66,995	43,376	[US0001M+290], 7/25/28[3]	17,241	17,361
GS Mortgage Securities Trust:			Series 2016-DNA2,Cl. M3, 6.668%
Series 2012-GC6,Cl. A3, 3.482%,			[US0001M+465], 10/25/28[3]	250,000	268,170
1/10/45	54,793	56,012	Series 2017-HQA1,Cl. M1, 3.218%
Series 2013-GC12,Cl. AAB, 2.678%,			[US0001M+120], 8/25/29[3]	200,507	200,842
6/10/46	25,405	25,535	Series 2018-DNA1,Cl. M1, 2.468%
Series 2013-GC16,Cl. AS, 4.649%,			[US0001M+45], 7/25/30[3]	430,965	430,467
11/10/46	65,000	70,972	UBS Commercial Mortgage Trust,
Series 2014-GC18,Cl. AAB, 3.648%,			Interest-Only Commercial Mtg. Pass-
1/10/47	78,622	81,022	Through Certificates, Series 2017-C5,
GSR Mortgage Loan Trust, Series 2005-			Cl. XA, 14.70%, 11/15/50[4]	1,510,771	89,885
AR4, Cl. 6A1, 4.643%, 7/25/35[8]	12,470	12,796

6 INVESCO OPPENHEIMER V.I. CONSERVATIVE BALANCED FUND

	Principal			Principal
	Amount	Value		Amount	Value
Adjustable-Rate Mortgages (Continued)			Hotels, Restaurants & Leisure (Continued)
WaMu Mortgage Pass-Through Certificates Trust:			McDonald's Corp., 3.625% Sr. Unsec.
Series 2003-AR10,Cl. A7, 4.416%,			Nts., 9/1/49	$72,000	$73,177
10/25/33[8]	$58,934	$60,169			324,461
Series 2005-AR14,Cl. 1A4, 4.166%,			Household Durables—0.5%
12/25/35[8]	59,739	59,717	DR Horton, Inc., 4.75% Sr. Unsec. Nts.,
Series 2005-AR16,Cl. 1A1, 4.215%,			2/15/23	290,000	308,904
12/25/35[8]	59,515	59,582	Lennar Corp., 4.75% Sr. Unsec. Nts.,
Wells Fargo Commercial Mortgage			5/30/25	343,000	367,868
Trust, Series 2015-NXS1, Cl. ASB,			Toll Brothers Finance Corp.:
2.934%, 5/15/48	355,000	362,399	4.375% Sr. Unsec. Nts., 4/15/23	298,000	313,645
Wells Fargo Commercial Mortgage
Trust, Interest-Only Commercial Mtg.			4.875% Sr. Unsec. Nts., 3/15/27	45,000	48,431
Pass-Through Certificates, Series 2017-					1,038,848
C42, Cl. XA, 12.88%, 12/15/50[4]	1,071,908	65,784	Internet & Catalog Retail—0.3%
Wells Fargo Mortgage Backed			QVC, Inc., 4.45% Sr. Sec. Nts., 2/15/25	505,000	524,383
Securities Trust, Series 2019-1, Cl. A7,			Media—1.2%
4.00%, 11/25/48[2,8]	104,831	105,686
Wells Fargo Mortgage-Backed Securities Trust:			CBS Corp., 4.20% Sr. Unsec. Nts.,
			6/1/29	159,000	172,718
Series 2005-AR15,Cl. 1A2, 4.774%,			Charter Communications Operating
9/25/35[8]	65,348	65,237	LLC/Charter Communications Operating
Series 2005-AR15,Cl. 1A6, 4.774%,			Capital, 5.125% Sr. Sec. Nts., 7/1/49	84,000	89,836
9/25/35[8]	125,235	125,023	Comcast Corp., 4.00% Sr. Unsec. Nts.,
Series 2005-AR4,Cl. 2A2, 5.088%,			3/1/48	86,000	95,443
4/25/35[8]	98,388	100,305	Discovery Communications LLC,
Series 2007-16,Cl. 1A1, 6.00%,			4.125% Sr. Unsec. Nts., 5/15/29	189,000	199,270
12/28/37	18,311	18,374	Fox Corp., 3.666% Sr. Unsec. Nts.,
WF-RBS Commercial Mortgage Trust:			1/25/22[2]	245,000	253,054
Series 2014-C20,Cl. AS, 4.176%,			Interpublic Group of Cos., Inc. (The):
5/15/47	150,000	160,921	3.75% Sr. Unsec. Nts., 10/1/21	265,000	271,738
Series 2014-LC14,Cl. AS, 4.351%,			4.20% Sr. Unsec. Nts., 4/15/24	330,000	354,152
3/15/47[8]	165,000	177,929
WF-RBS Commercial Mortgage Trust,			Time Warner Cable LLC, 4.50% Sr. Sec.
Interest-Only Commercial Mtg. Pass-			Nts., 9/15/42	111,000	109,396
Through Certificates, Series 2011-C3,			Virgin Media Secured Finance plc,
Cl. XA, 31.482%, 3/15/44[2,4]	1,995,609	33,212	5.25% Sr. Sec. Nts., 1/15/26[2]	318,000	327,938
		11,241,614	WPP Finance 2010, 3.75% Sr. Unsec.
Total Mortgage-Backed Obligations (Cost			Nts., 9/19/24	322,000	335,212
$40,306,082)		40,083,507			2,208,757
			Specialty Retail—0.3%
			AutoNation, Inc., 5.50% Sr. Unsec.
Non-Convertible Corporate Bonds and Notes—31.4%			Nts., 2/1/20	306,000	309,249
Consumer Discretionary—4.2%			Ross Stores, Inc., 3.375% Sr. Unsec.
Automobiles—1.4%			Nts., 9/15/24	344,000	359,321
Daimler Finance North America LLC,					668,570
2.55% Sr. Unsec. Nts., 8/15/22[2]	315,000	316,334
Ford Motor Credit Co. LLC:			Textiles, Apparel & Luxury Goods—0.2%
5.113% Sr. Unsec. Nts., 5/3/29	200,000	201,621	Hanesbrands, Inc., 4.875% Sr. Unsec.
5.584% Sr. Unsec. Nts., 3/18/24	200,000	212,858	Nts., 5/15/26[2]	320,000	339,680
General Motors Co., 6.25% Sr. Unsec.			Consumer Staples—3.2%
Nts., 10/2/43	82,000	89,727	Beverages—0.7%
General Motors Financial Co., Inc.:			Anheuser-Busch InBev Worldwide, Inc.,
4.15% Sr. Unsec. Nts., 6/19/23	310,000	322,567	8.20% Sr. Unsec. Nts., 1/15/39	197,000	313,630
4.20% Sr. Unsec. Nts., 11/6/21	259,000	267,276	Bacardi Ltd., 4.70% Sr. Unsec. Nts.,
Harley-Davidson Financial Services, Inc.,			5/15/28[2]	171,000	186,956
2.55% Sr. Unsec. Nts., 6/9/22[2]	317,000	316,832	Keurig Dr Pepper, Inc., 4.057% Sr.
Hyundai Capital America, 4.125% Sr.			Unsec. Nts., 5/25/23	305,000	322,930
Unsec. Nts., 6/8/23[2]	336,000	350,835	Molson Coors Brewing Co., 2.10% Sr.
Nissan Motor Acceptance Corp., 3.65%			Unsec. Nts., 7/15/21	324,000	324,071
Sr. Unsec. Nts., 9/21/21[2]	326,000	333,577	Pernod Ricard SA, 4.25% Sr. Unsec.
Volkswagen Group of America Finance			Nts., 7/15/22[2]	299,000	314,882
LLC, 4.00% Sr. Unsec. Nts., 11/12/21[2]	311,000	321,513			1,462,469
		2,733,140
			Food & Staples Retailing—0.2%
Entertainment—0.1%			Kroger Co. (The), 4.45% Sr. Unsec. Nts.,
Viacom, Inc., 4.375% Sr. Unsec. Nts.,			2/1/47	93,000	96,157
3/15/43	105,000	108,424	Walgreen Co., 3.10% Sr. Unsec. Nts.,
Hotels, Restaurants & Leisure—0.2%			9/15/22	295,000	302,298
Las Vegas Sands Corp., 3.50% Sr.					398,455
Unsec. Nts., 8/18/26	247,000	251,284

7 INVESCO OPPENHEIMER V.I. CONSERVATIVE BALANCED FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal			Principal
	Amount	Value		Amount	Value
Food Products—1.6%			Oil, Gas & Consumable Fuels (Continued)
Bunge Ltd. Finance Corp.:			Midwest Connector Capital Co. LLC,
3.25% Sr. Unsec. Nts., 8/15/26	$232,000	$ 232,248	3.625% Sr. Unsec. Nts., 4/1/22[2]	$310,000	$ 318,118
3.50% Sr. Unsec. Nts., 11/24/20	311,000	314,442	MPLX LP:
Conagra Brands, Inc.:			3.202% [US0003M+110] Sr. Unsec.
3.80% Sr. Unsec. Nts., 10/22/21	252,000	260,134	Nts., 9/9/22[3]	144,000	144,474
4.60% Sr. Unsec. Nts., 11/1/25	317,000	348,918	4.25% Sr. Unsec. Nts., 12/1/27[2]	192,000	203,972
Kraft Heinz Foods Co., 4.375% Sr.			Newfield Exploration Co., 5.625% Sr.
Unsec. Nts., 6/1/46	204,000	194,014	Unsec. Nts., 7/1/24	283,000	312,679
Lamb Weston Holdings, Inc., 4.875%			Occidental Petroleum Corp.:
Sr. Unsec. Nts., 11/1/26[2]	306,000	322,065	2.90% Sr. Unsec. Nts., 8/15/24	338,000	340,945
Mondelez International Holdings			3.50% Sr. Unsec. Nts., 8/15/29	154,000	156,490
Netherlands BV, 2.00% Sr. Unsec. Nts.,			4.50% Sr. Unsec. Nts., 7/15/44	72,000	73,369
10/28/21[2]	339,000	338,424	ONEOK, Inc., 4.35% Sr. Unsec. Nts.,
Smithfield Foods, Inc.:			3/15/29	156,000	167,058
2.70% Sr. Unsec. Nts., 1/31/20[2]	148,000	147,925	Plains All American Pipeline LP/PAA
3.35% Sr. Unsec. Nts., 2/1/22[2]	183,000	183,650	Finance Corp., 3.55% Sr. Unsec. Nts.,
5.20% Sr. Unsec. Nts., 4/1/29[2]	252,000	278,028	12/15/29	149,000	146,791
Tyson Foods, Inc.:			Rockies Express Pipeline LLC, 4.95% Sr.
3.90% Sr. Unsec. Nts., 9/28/23	271,000	287,348	Unsec. Nts., 7/15/29[2]	162,000	161,442
5.10% Sr. Unsec. Nts., 9/28/48	88,000	107,004	Sabine Pass Liquefaction LLC:
		3,014,200	4.20% Sr. Sec. Nts., 3/15/28	180,000	190,983
			5.75% Sr. Sec. Nts., 5/15/24	280,000	312,304
Tobacco—0.7%			Sunoco Logistics Partners Operations
Altria Group, Inc., 3.49% Sr. Unsec.			LP, 4.00% Sr. Unsec. Nts., 10/1/27	207,000	214,478
Nts., 2/14/22	206,000	211,376	Valero Energy Corp., 4.00% Sr. Unsec.
BAT Capital Corp., 3.557% Sr. Unsec.			Nts., 4/1/29	154,000	163,852
Nts., 8/15/27	177,000	178,139	Williams Cos., Inc. (The), 3.70% Sr.
BAT International Finance plc, 3.25%			Unsec. Nts., 1/15/23	334,000	345,632
Sr. Unsec. Nts., 6/7/22[2]	318,000	324,970			5,795,348
Imperial Brands Finance plc, 3.75% Sr.
Unsec. Nts., 7/21/22[2]	328,000	337,788	Financials—9.3%
Imperial Tobacco Finance plc, 2.95% Sr.			Capital Markets—1.1%
Unsec. Nts., 7/21/20[2]	230,000	230,870	Brookfield Asset Management, Inc.,
		1,283,143	4.00% Sr. Unsec. Nts., 1/15/25	250,000	266,159
Energy—3.1%			Carlyle Finance Subsidiary LLC, 3.50%
			Sr. Unsec. Nts., 9/19/29[2]	153,000	151,843
Energy Equipment & Services—0.1%			Credit Suisse Group Funding Guernsey
Schlumberger Holdings Corp., 4.00%			Ltd., 4.55% Sr. Unsec. Nts., 4/17/26	154,000	169,706
Sr. Unsec. Nts., 12/21/25[2]	196,000	209,155	E*TRADE Financial Corp., 5.875%
Oil, Gas & Consumable Fuels—3.0%			[US0003M+443.5] Jr. Sub. Perpetual
Apache Corp., 4.375% Sr. Unsec. Nts.,			Bonds[3,9]	37,000	39,590
10/15/28	251,000	257,652	Goldman Sachs Group, Inc. (The):
Boardwalk Pipelines LP, 4.95% Sr.			3.50% Sr. Unsec. Nts., 11/16/26	166,000	172,807
Unsec. Nts., 12/15/24	162,000	173,373	3.75% Sr. Unsec. Nts., 2/25/26	163,000	172,589
Cenovus Energy, Inc., 4.25% Sr. Unsec.			Morgan Stanley:
Nts., 4/15/27	184,000	192,014	4.431% [US0003M+162.8] Sr. Unsec.
Cimarex Energy Co., 4.375% Sr. Unsec.			Nts., 1/23/30[3]	235,000	264,262
Nts., 3/15/29	158,000	166,457	5.00% Sub. Nts., 11/24/25	257,000	288,181
Columbia Pipeline Group, Inc., 3.30%			Northern Trust Corp., 3.375%
Sr. Unsec. Nts., 6/1/20	324,000	325,859	[US0003M+113.1] Sub. Nts., 5/8/32[3]	115,000	118,116
Continental Resources, Inc., 4.375% Sr.			Raymond James Financial, Inc., 3.625%
Unsec. Nts., 1/15/28	174,000	180,092	Sr. Unsec. Nts., 9/15/26	153,000	160,220
Devon Energy Corp., 4.75% Sr. Unsec.			UBS Group Funding Switzerland AG:
Nts., 5/15/42	63,000	69,360	4.125% Sr. Unsec. Nts., 4/15/26[2]	160,000	174,198
Energy Transfer Operating LP:			4.253% Sr. Unsec. Nts., 3/23/28[2]	147,000	160,498
4.25% Sr. Unsec. Nts., 3/15/23	260,000	271,862			2,138,169
5.30% Sr. Unsec. Nts., 4/15/47	100,000	107,749
Enterprise Products Operating LLC,			Commercial Banks—5.0%
4.20% Sr. Unsec. Nts., 1/31/50	113,000	121,357	Bank of America Corp.:
EQT Corp.:			3.366% [US0003M+81] Sr. Unsec.
2.50% Sr. Unsec. Nts., 10/1/20	155,000	154,779	Nts., 1/23/26[3]	286,000	298,375
3.00% Sr. Unsec. Nts., 10/1/22	174,000	167,384	3.824% [US0003M+157.5] Sr. Unsec.
Kinder Morgan Energy Partners LP,			Nts., 1/20/28[3]	191,000	205,418
5.80% Sr. Unsec. Nts., 3/1/21	132,000	138,324	4.271% [US0003M+131] Sr. Unsec.
Kinder Morgan, Inc., 5.20% Sr. Unsec.			Nts., 7/23/29[3]	154,000	171,765
Nts., 3/1/48	125,000	144,251	7.75% Sub. Nts., 5/14/38	226,000	344,205
Marathon Petroleum Corp., 4.50% Sr.			Bank of Ireland Group plc, 4.50% Sr.
Unsec. Nts., 4/1/48	69,000	72,248	Unsec. Nts., 11/25/23[2]	263,000	276,296

8 INVESCO OPPENHEIMER V.I. CONSERVATIVE BALANCED FUND

	Principal			Principal
	Amount	Value		Amount	Value
Commercial Banks (Continued)			Commercial Banks (Continued)
Bank of Montreal, Series E, 3.30% Sr.			SunTrust Bank (Atlanta GA):
Unsec. Nts., 2/5/24	$245,000	$255,135	3.30% Sub. Nts., 5/15/26	$112,000	$ 116,330
BBVA USA, 2.50% Sr. Unsec. Nts.,			4.05% Sr. Unsec. Nts., 11/3/25	141,000	154,215
8/27/24	252,000	249,988	Synovus Financial Corp., 3.125% Sr.
BNP Paribas SA, 4.375%			Unsec. Nts., 11/1/22	177,000	178,341
[USSW5+148.3] Sub. Nts., 3/1/33[2,3]	177,000	186,882	US Bancorp, 3.10% Sub. Nts., 4/27/26	199,000	206,878
Branch Banking & Trust Co., 2.636%			Wells Fargo & Co.:
[H15T5Y+115] Sub. Nts., 9/17/29[3]	376,000	373,830	3.584% [US0003M+131] Sr. Unsec.
Citigroup, Inc.:			Nts., 5/22/28[3]	248,000	262,934
4.075% [US0003M+119.2] Sr. Unsec.			4.75% Sub. Nts., 12/7/46	157,000	186,138
Nts., 4/23/29[3]	269,000	293,952			9,595,129
5.00% [SOFRRATE+381.3] Jr. Sub.
Perpetual Bonds[3,9]	240,000	243,078	Consumer Finance—0.6%
Citizens Bank NA (Providence RI),			American Express Co.:
2.65% Sr. Unsec. Nts., 5/26/22	68,000	68,844	3.125% Sr. Unsec. Nts., 5/20/26	189,000	196,615
Credit Agricole SA, 4.375% Sub. Nts.,			4.90% [US0003M+328.5] Jr. Sub.
3/17/25[2]	304,000	323,394	Perpetual Bonds[3,9]	246,000	246,546
Credit Suisse AG (New York), 3.625%			Capital One Financial Corp.:
Sr. Unsec. Nts., 9/9/24	197,000	208,586	3.75% Sr. Unsec. Nts., 3/9/27	111,000	116,841
Danske Bank AS, 3.244%			3.80% Sr. Unsec. Nts., 1/31/28	92,000	97,432
[US0003M+159.1] Sr. Unsec. Nts.,			Discover Financial Services, 3.75% Sr.
12/20/25[2,3]	200,000	201,775	Unsec. Nts., 3/4/25	108,000	113,064
Discover Bank, 4.65% Sr. Unsec. Nts.,			Synchrony Financial, 4.25% Sr. Unsec.
9/13/28	122,000	136,022	Nts., 8/15/24	248,000	261,822
Fifth Third Bank (Cincinnati OH), 3.85%					1,032,320
Sub. Nts., 3/15/26	160,000	170,755	Diversified Financial Services—0.6%
HSBC Holdings plc:			AerCap Ireland Capital DAC/AerCap
3.95% [US0003M+98.72] Sr. Unsec.			Global Aviation Trust, 3.50% Sr. Unsec.
Nts., 5/18/24[3]	109,000	114,084	Nts., 5/26/22	289,000	296,478
4.041% [US0003M+154.6] Sr. Unsec.			AXA Equitable Holdings, Inc., 4.35% Sr.
Nts., 3/13/28[3]	135,000	143,405	Unsec. Nts., 4/20/28	163,000	173,766
4.583% [US0003M+153.46] Sr. Unsec.			Blackstone Holdings Finance Co. LLC,
Nts., 6/19/29[3]	183,000	203,167	3.15% Sr. Unsec. Nts., 10/2/27[2]	117,000	120,854
Huntington Bancshares, Inc., 4.00% Sr.			BPCE SA, 4.50% Sub. Nts., 3/15/25[2]	184,000	195,640
Unsec. Nts., 5/15/25	334,000	358,383	EDP Finance BV, 3.625% Sr. Unsec.
JPMorgan Chase & Co.:			Nts., 7/15/24[2]	231,000	239,139
3.54% [US0003M+138] Sr. Unsec.			Peachtree Corners Funding Trust,
Nts., 5/1/28[3]	252,000	265,673	3.976% Sr. Unsec. Nts., 2/15/25[2]	126,000	132,828
3.782% [US0003M+133.7] Sr. Unsec.					1,158,705
Nts., 2/1/28[3]	332,000	355,913
3.797% [US0003M+89] Sr. Unsec.			Insurance—0.8%
Nts., 7/23/24[3]	335,000	353,750	Brighthouse Financial, Inc., 3.70% Sr.
KeyCorp, 4.15% Sr. Unsec. Nts.,			Unsec. Nts., 6/22/27	68,000	67,284
10/29/25	106,000	116,101	CNA Financial Corp., 3.45% Sr. Unsec.
Lloyds Bank plc, 2.25% Sr. Unsec. Nts.,			Nts., 8/15/27	231,000	239,694
8/14/22	250,000	249,846	Lincoln National Corp., 3.80% Sr.
Lloyds Banking Group plc, 6.657%			Unsec. Nts., 3/1/28	188,000	198,985
[US0003M+127] Jr. Sub. Perpetual			Manulife Financial Corp., 4.061%
Bonds[2,3,9]	300,000	321,000	[USISDA05+164.7] Sub. Nts., 2/24/32[3]	191,000	199,019
Mitsubishi UFJ Financial Group, Inc.,			Marsh & McLennan Cos., Inc., 4.35%
3.741% Sr. Unsec. Nts., 3/7/29	194,000	210,779	Sr. Unsec. Nts., 1/30/47	113,000	130,432
National Australia Bank, 3.933%			Principal Financial Group, Inc., 3.70%
[H15T5Y+188] Sub. Nts., 8/2/34[2,3]	154,000	158,283	Sr. Unsec. Nts., 5/15/29	192,000	207,121
Nordea Bank Abp, 4.625%			Prudential Financial, Inc.:
[USSW5+169] Sub. Nts., 9/13/33[2,3]	118,000	129,567	3.70% Sr. Unsec. Nts., 3/13/51	144,000	149,245
PNC Financial Services Group, Inc.			5.20% [US0003M+304] Jr. Sub. Nts.,
(The), 3.15% Sr. Unsec. Nts., 5/19/27	253,000	266,867	3/15/44[3]	246,000	257,260
Regions Financial Corp., 2.75% Sr.			Willis North America, Inc., 3.875% Sr.
Unsec. Nts., 8/14/22	175,000	177,748	Unsec. Nts., 9/15/49	72,000	70,555
Royal Bank of Canada, 3.70% Sr.					1,519,595
Unsec. Nts., 10/5/23	290,000	307,002	Real Estate Investment Trusts (REITs)—1.1%
Santander Holdings USA, Inc., 3.50%			American Tower Corp.:
Sr. Unsec. Nts., 6/7/24	248,000	254,613	3.00% Sr. Unsec. Nts., 6/15/23	274,000	280,475
Societe Generale SA, 3.875% Sr. Unsec.			4.00% Sr. Unsec. Nts., 6/1/25	169,000	180,895
Nts., 3/28/24[2]	250,000	262,475	Brixmor Operating Partnership LP,
Standard Chartered plc, 2.744%			4.125% Sr. Unsec. Nts., 5/15/29	159,000	169,997
[US0003M+120] Sr. Unsec. Nts.,			Crown Castle International Corp.,
9/10/22[2,3]	233,000	233,337	3.65% Sr. Unsec. Nts., 9/1/27	176,000	186,617

9 INVESCO OPPENHEIMER V.I. CONSERVATIVE BALANCED FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal			Principal
	Amount	Value		Amount	Value
Real Estate Investment Trusts (REITs) (Continued)			Pharmaceuticals (Continued)
Essex Portfolio LP, 3.00% Sr. Unsec.			Mylan, Inc., 3.125% Sr. Unsec. Nts.,
Nts., 1/15/30	$149,000	$150,657	1/15/23[2]	$304,000	$307,373
Healthcare Trust of America Holdings			Takeda Pharmaceutical Co. Ltd., 5.00%
LP, 3.50% Sr. Unsec. Nts., 8/1/26	211,000	217,689	Sr. Unsec. Nts., 11/26/28[2]	160,000	187,510
Host Hotels & Resorts LP, 3.375% Sr.					1,558,876
Unsec. Nts., 12/15/29	48,000	47,954	Industrials—2.1%
Kite Realty Group LP, 4.00% Sr. Unsec.			Aerospace & Defense—0.6%
Nts., 10/1/26	197,000	195,716	BAE Systems Holdings, Inc., 3.85% Sr.
Regency Centers LP, 2.95% Sr. Unsec.			Unsec. Nts., 12/15/25[2]	245,000	257,835
Nts., 9/15/29	221,000	220,825	L3Harris Technologies, Inc., 3.85% Sr.
Spirit Realty LP, 3.20% Sr. Unsec. Nts.,			Unsec. Nts., 6/15/23[2]	335,000	353,198
1/15/27	203,000	201,642	Northrop Grumman Corp., 4.75% Sr.
VEREIT Operating Partnership LP,			Unsec. Nts., 6/1/43	190,000	233,038
4.625% Sr. Unsec. Nts., 11/1/25	300,000	327,774	United Technologies Corp., 3.95% Sr.
		2,180,241	Unsec. Nts., 8/16/25	205,000	224,587
Thrifts & Mortgage Finance—0.1%					1,068,658
Nationwide Building Society, 3.96%			Air Freight & Couriers—0.1%
[US0003M+185.5] Sr. Unsec. Nts.,
7/18/30[2,3]	150,000	156,855	Penske Truck Leasing Co. LP/PTL
			Finance Corp., 3.65% Sr. Unsec. Nts.,
Health Care—2.9%			7/29/21[2]	110,000	112,578
Biotechnology—0.6%			Airlines—0.1%
AbbVie, Inc., 4.875% Sr. Unsec. Nts.,			United Airlines 2019-2 Class AA Pass
11/14/48	133,000	147,057	Through Trust, 2.70% 1st Lien Nts.,
Amgen, Inc., 4.563% Sr. Unsec. Nts.,			5/1/32	145,000	145,426
6/15/48	87,000	99,765
Biogen, Inc., 5.20% Sr. Unsec. Nts.,			Building Products—0.2%
9/15/45	97,000	115,233	Fortune Brands Home & Security, Inc.:
Gilead Sciences, Inc., 4.75% Sr. Unsec.			3.25% Sr. Unsec. Nts., 9/15/29	149,000	148,664
Nts., 3/1/46	128,000	153,946	4.00% Sr. Unsec. Nts., 9/21/23	313,000	331,054
Shire Acquisitions Investments Ireland					479,718
DAC, 2.40% Sr. Unsec. Nts., 9/23/21	627,000	630,093	Electrical Equipment—0.1%
		1,146,094	Sensata Technologies BV, 5.00% Sr.
Health Care Equipment & Supplies—0.4%			Unsec. Nts., 10/1/25[2]	170,000	182,537
Becton Dickinson & Co., 3.70% Sr.			Industrial Conglomerates—0.2%
Unsec. Nts., 6/6/27	175,000	185,569	GE Capital International Funding Co.
Boston Scientific Corp., 4.00% Sr.			Unlimited Co., 3.373% Sr. Unsec. Nts.,
Unsec. Nts., 3/1/28	300,000	329,200	11/15/25	160,000	163,387
Hologic, Inc., 4.375% Sr. Unsec. Nts.,			General Electric Co., 2.70% Sr. Unsec.
10/15/25[2]	310,000	319,300	Nts., 10/9/22	315,000	315,929
		834,069			479,316
Health Care Providers & Services—0.8%			Machinery—0.2%
Anthem, Inc., 3.125% Sr. Unsec. Nts.,			Ingersoll-Rand Luxembourg Finance SA,
5/15/22	300,000	306,996	3.80% Sr. Unsec. Nts., 3/21/29	154,000	164,120
Cigna Corp., 4.125% Sr. Unsec. Nts.,			nVent Finance Sarl, 4.55% Sr. Unsec.
11/15/25	250,000	269,553	Nts., 4/15/28	176,000	184,006
CVS Health Corp.:					348,126
2.125% Sr. Unsec. Nts., 6/1/21	356,000	355,758
5.05% Sr. Unsec. Nts., 3/25/48	196,000	223,249	Professional Services—0.1%
Fresenius Medical Care US Finance II,			IHS Markit Ltd., 4.125% Sr. Unsec. Nts.,
Inc., 5.875% Sr. Unsec. Nts., 1/31/22[2]	291,000	310,621	8/1/23	211,000	222,299
		1,466,177	Road & Rail—0.3%
Life Sciences Tools & Services—0.3%			Penske Truck Leasing Co. LP/PTL
IQVIA, Inc., 5.00% Sr. Unsec. Nts.,			Finance Corp., 3.40% Sr. Unsec. Nts.,
10/15/26[2]	308,000	323,785	11/15/26[2]	269,000	275,224
Life Technologies Corp., 6.00% Sr.			Ryder System, Inc., 2.50% Sr. Unsec.
Unsec. Nts., 3/1/20	259,000	262,988	Nts., 9/1/24	308,000	309,493
		586,773			584,717
Pharmaceuticals—0.8%			Trading Companies & Distributors—0.2%
Allergan Funding SCS, 3.85% Sr. Unsec.			Air Lease Corp.:
Nts., 6/15/24	297,000	313,610	3.25% Sr. Unsec. Nts., 3/1/25	108,000	109,927
Bayer US Finance II LLC, 3.875% Sr.			3.625% Sr. Unsec. Nts., 4/1/27	102,000	105,487
Unsec. Nts., 12/15/23[2]	335,000	350,201	GATX Corp., 3.50% Sr. Unsec. Nts.,
Bristol-Myers Squibb Co., 3.40% Sr.			3/15/28	197,000	202,982
Unsec. Nts., 7/26/29[2]	226,000	241,851			418,396
Elanco Animal Health, Inc., 4.90% Sr.
Unsec. Nts., 8/28/28	145,000	158,331

10 INVESCO OPPENHEIMER V.I. CONSERVATIVE BALANCED FUND

	Principal			Principal
	Amount	Value		Amount	Value
Information Technology—2.6%			Chemicals (Continued)
Communications Equipment—0.3%			Yara International ASA, 4.75% Sr.
British Telecommunications plc, 4.50%			Unsec. Nts., 6/1/28[2]	$165,000	$179,952
Sr. Unsec. Nts., 12/4/23	$202,000	$ 217,399			1,005,771
Deutsche Telekom International Finance			Construction Materials—0.1%
BV, 4.375% Sr. Unsec. Nts., 6/21/28[2]	146,000	163,455	Martin Marietta Materials, Inc., 3.50%
Motorola Solutions, Inc., 4.60% Sr.			Sr. Unsec. Nts., 12/15/27	171,000	175,663
Unsec. Nts., 2/23/28	256,000	276,692
		657,546	Containers & Packaging—0.5%
			International Paper Co., 4.35% Sr.
Electronic Equipment, Instruments, & Components—0.4%			Unsec. Nts., 8/15/48	83,000	86,293
Arrow Electronics, Inc., 3.875% Sr.			Packaging Corp. of America, 3.65% Sr.
Unsec. Nts., 1/12/28	248,000	254,497	Unsec. Nts., 9/15/24	274,000	286,876
FLIR Systems, Inc., 3.125% Sr. Unsec.			Silgan Holdings, Inc., 4.75% Sr. Unsec.
Nts., 6/15/21	307,000	310,402	Nts., 3/15/25	290,000	297,975
Tech Data Corp., 4.95% Sr. Unsec. Nts.,			WRKCo, Inc., 3.90% Sr. Unsec. Nts.,
2/15/27	271,000	291,151	6/1/28	189,000	199,496
		856,050			870,640
IT Services—0.7%			Metals & Mining—0.2%
DXC Technology Co., 4.75% Sr. Unsec.			Anglo American Capital plc, 3.625% Sr.
Nts., 4/15/27	246,000	257,552	Unsec. Nts., 9/11/24[2]	86,000	88,717
Fidelity National Information Services,			ArcelorMittal, 4.25% Sr. Unsec. Nts.,
Inc., 4.25% Sr. Unsec. Nts., 5/15/28	159,000	177,561	7/16/29	159,000	161,787
Fiserv, Inc., 3.50% Sr. Unsec. Nts.,			Newmont Goldcorp Corp., 2.80% Sr.
7/1/29	224,000	236,198	Unsec. Nts., 10/1/29	148,000	146,388
Global Payments, Inc., 3.20% Sr. Unsec.					396,892
Nts., 8/15/29	149,000	151,230
PayPal Holdings, Inc., 2.65% Sr. Unsec.			Telecommunication Services—1.1%
Nts., 10/1/26	121,000	121,712	Diversified Telecommunication Services—0.8%
VeriSign, Inc.:			AT&T, Inc.:
4.75% Sr. Unsec. Nts., 7/15/27	189,000	198,686	4.30% Sr. Unsec. Nts., 2/15/30	331,000	364,600
5.25% Sr. Unsec. Nts., 4/1/25	105,000	115,033	4.35% Sr. Unsec. Nts., 6/15/45	48,000	50,726
		1,257,972	4.50% Sr. Unsec. Nts., 3/9/48	142,000	152,894
			British Telecommunications plc,
Semiconductors & Semiconductor Equipment—0.7%			9.625% Sr. Unsec. Nts., 12/15/30	272,000	415,061
Broadcom, Inc., 3.125% Sr. Unsec. Nts.,			Telefonica Emisiones SA, 4.103% Sr.
4/15/21[2]	313,000	316,085	Unsec. Nts., 3/8/27	85,000	92,875
Microchip Technology, Inc., 3.922% Sr.			Verizon Communications, Inc.:
Sec. Nts., 6/1/21	335,000	342,286	4.125% Sr. Unsec. Nts., 8/15/46	140,000	156,331
Micron Technology, Inc., 4.185% Sr.
Unsec. Nts., 2/15/27	199,000	205,012	4.522% Sr. Unsec. Nts., 9/15/48	173,000	204,610
NXP BV/NXP Funding LLC, 4.125% Sr.					1,437,097
Unsec. Nts., 6/1/21[2]	304,000	312,028	Wireless Telecommunication Services—0.3%
NXP BV/NXP Funding LLC/NXP USA,			T-Mobile USA, Inc., 6.50% Sr. Unsec.
Inc., 3.875% Sr. Unsec. Nts., 6/18/26[2]	198,000	208,511	Nts., 1/15/26	280,000	301,753
		1,383,922	Vodafone Group plc, 3.75% Sr. Unsec.
Software—0.2%			Nts., 1/16/24	332,000	350,274
Autodesk, Inc., 4.375% Sr. Unsec. Nts.,					652,027
6/15/25	104,000	112,650	Utilities—1.6%
VMware, Inc., 3.90% Sr. Unsec. Nts.,			Electric Utilities—1.1%
8/21/27	170,000	175,025	AEP Texas, Inc., 3.95% Sr. Unsec. Nts.,
		287,675	6/1/28[2]	172,000	190,075
Technology Hardware, Storage & Peripherals—0.3%			Berkshire Hathaway Energy Co., 3.80%
Apple, Inc., 4.375% Sr. Unsec. Nts.,			Sr. Unsec. Nts., 7/15/48	81,000	87,957
5/13/45	186,000	226,567	Duke Energy Corp., 3.75% Sr. Unsec.
Dell International LLC/EMC Corp.,			Nts., 9/1/46	69,000	71,280
5.30% Sr. Sec. Nts., 10/1/29[2]	312,000	339,770	Emera US Finance LP, 2.70% Sr. Unsec.
		566,337	Nts., 6/15/21	179,000	180,097
			Enel Finance International NV, 2.875%
Materials—1.3%			Sr. Unsec. Nts., 5/25/22[2]	313,000	317,262
Chemicals—0.5%			Exelon Corp.:
Dow Chemical Co. (The), 3.625% Sr.			2.45% Sr. Unsec. Nts., 4/15/21	165,000	165,730
Unsec. Nts., 5/15/26[2]	206,000	215,180	4.45% Sr. Unsec. Nts., 4/15/46	87,000	98,779
Eastman Chemical Co., 3.50% Sr.			FirstEnergy Corp., 3.90% Sr. Unsec.
Unsec. Nts., 12/1/21	130,000	132,942	Nts., 7/15/27	184,000	196,243
Nutrien Ltd.:			Fortis, Inc., 3.055% Sr. Unsec. Nts.,
4.875% Sr. Unsec. Nts., 3/30/20	40,000	40,493	10/4/26	123,000	125,115
5.00% Sr. Unsec. Nts., 4/1/49	85,000	99,258	Mid-Atlantic Interstate Transmission
RPM International, Inc., 3.45% Sr.			LLC, 4.10% Sr. Unsec. Nts., 5/15/28[2]	171,000	188,710
Unsec. Nts., 11/15/22	329,000	337,946

11 INVESCO OPPENHEIMER V.I. CONSERVATIVE BALANCED FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal			Principal
	Amount	Value		Amount	Value
Electric Utilities (Continued)			Multi-Utilities (Continued)
NextEra Energy Capital Holdings, Inc.,			CenterPoint Energy, Inc., 4.25% Sr.
2.403% Sr. Unsec. Nts., 9/1/21	$243,000	$244,604	Unsec. Nts., 11/1/28	$147,000	$161,704
PPL WEM Ltd./Western Power			Dominion Energy, Inc., 2.715% Jr. Sub.
Distribution Ltd., 5.375% Sr. Unsec.			Nts., 8/15/21[8]	197,000	198,376
Nts., 5/1/21[2]	317,000	327,181	Sempra Energy, 3.40% Sr. Unsec. Nts.,
		2,193,033	2/1/28	173,000	178,899
Independent Power and Renewable Electricity Producers—0.1%					743,243
NRG Energy, Inc., 4.45% Sr. Sec. Nts.,			Total Non-Convertible Corporate Bonds and
6/15/29[2]	156,000	162,820	Notes (Cost $57,237,802)		60,170,495
			Total Investments, at Value (Cost
Multi-Utilities—0.4%			$170,973,013)	97.0%	185,582,178
Ameren Corp., 2.50% Sr. Unsec. Nts.,			Net Other Assets (Liabilities)	3.0	5,766,224
9/15/24	203,000	204,264	Net Assets	100.0%	$191,348,402

Footnotes to Schedule of Investments
1. Non-income producing security.
2. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers.The aggregate value of these securities at September 30, 2019 was $30,044,766, which represented
15.70% of the Fund’s Net Assets.
3. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline.
Most other fixed income securities increase in price when interest rates decline.The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.These securities amount to $2,372,024 or 1.24% of the Fund’s net assets at period end.
5. Interest rate is less than 0.0005%.
6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.These securities amount to $29,497 or 0.02% of the Fund's net assets at period end.
7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
8. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Futures Contracts as of September 30, 2019
					Notional		Unrealized
			Number of		Amount		Appreciation/
Description	Buy/Sell	Expiration Date	Contracts		(000's)	Value	(Depreciation)
United States Treasury Long Bonds	Buy	12/19/19	5	USD	802	$811,562	$9,844
United States Treasury Nts., 10 yr.	Buy	12/19/19	22	USD	2,860	2,866,875	7,290
United States Treasury Nts., 2 yr.	Buy	12/31/19	10	USD	2,155	2,155,000	45
United States Treasury Nts., 5 yr.	Sell	12/31/19	67	USD	8,007	7,982,945	23,925
United States Ultra Bonds	Buy	12/19/19	68	USD	13,176	13,049,625	(126,384)
							$(85,280)

Definitions
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
SOFRRATE	United States Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year

12 INVESCO OPPENHEIMER V.I. CONSERVATIVE BALANCED FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$11,111,415	$—	$—	$11,111,415
Consumer Staples	3,852,646	—	—	3,852,646
Energy	3,391,015	—	—	3,391,015
Financials	13,209,318	—	—	13,209,318
Health Care	8,844,876	—	—	8,844,876
Industrials	6,001,273	—	—	6,001,273
Information Technology	13,982,554	—	—	13,982,554
Materials	870,325	—	—	870,325
Telecommunication Services	2,211,044	—	—	2,211,044
Utilities	2,601,419	—	—	2,601,419
Asset-Backed Securities	—	19,252,291	—	19,252,291
Mortgage-Backed Obligations	—	40,083,507	—	40,083,507
Non-Convertible Corporate Bonds and Notes	—	60,170,495	—	60,170,495
Total Investments, at Value	66,075,885	119,506,293	—	185,582,178
Other Financial Instruments:
Futures contracts	41,104	—	—	41,104
Total Assets	$66,116,989	$119,506,293	$—	$185,623,282

Liabilities Table
Other Financial Instruments:
Futures contracts	$(126,384)	$—	$—	$(126,384)
Total Liabilities	$(126,384)	$—	$—	$(126,384)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

13 INVESCO OPPENHEIMER V.I. CONSERVATIVE BALANCED FUND